Earnings Per Share - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Basic earnings per share
Profit attributable to equity shareholders | ¥	¥ 117,781	¥ 114,279	¥ 108,741
Weighted average number of shares	20,475,482,897	20,475,482,897	20,475,482,897
Stock option outstanding	0	0	0
Dilution impact on weighted average number of shares	0	0	0